Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2014
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information

	December 31
In millions	2014	2013
Inventories
Raw materials and supplies	$460.1	$549.8
Work-in-process	229.0	164.4
Finished goods	441.3	480.9
Total inventories	$1,130.4	$1,195.1
Other current assets
Cost in excess of billings	$103.5	$91.6
Prepaid expenses	109.6	97.6
Deferred income taxes	139.4	149.7
Other current assets	14.3	22.7
Total other current assets	$366.8	$361.6
Property, plant and equipment, net
Land and land improvements	$165.1	$186.4
Buildings and leasehold improvements	493.5	502.6
Machinery and equipment	1,169.1	1,155.1
Construction in progress	71.0	70.9
Total property, plant and equipment	1,898.7	1,915.0
Accumulated depreciation and amortization	948.7	870.7
Total property, plant and equipment, net	$950.0	$1,044.3
Other non-current assets
Asbestos-related insurance receivable	$115.8	$119.6
Deferred income taxes	87.9	92.4
Other non-current assets	232.5	178.0
Total other non-current assets	$436.2	$390.0
Other current liabilities
Deferred revenue and customer deposits	$112.7	$90.8
Dividends payable	116.8	98.7
Billings in excess of cost	41.4	35.4
Accrued warranty	66.4	56.0
Other current liabilities	371.8	365.0
Total other current liabilities	$709.1	$645.9
Other non-current liabilities
Asbestos-related liabilities	$249.1	$254.7
Taxes payable	61.6	48.9
Other non-current liabilities	187.0	152.8
Total other non-current liabilities	$497.7	$456.4